OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2016
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 23 -	OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is for a period of 10 years from the commencement date of September 1, 2013 and will end on August 31, 2023. The minimum rental income in the next five years is shown as below:

Year ending June 30,	Minimum lease payments

2017	$1,464
2018	1,508
2019	1,553
2020	1,600
2021	1,648

Total minimum lease payments to be received in the next five years	$7,773

The minimum lease payment receivable after five years is $3,741.